T. ROWE PRICE Extended Equity Market Index Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 0.4%
AST SpaceMobile (1)(2) 22,600 66
Cogent Communications Holdings  6,500 425
Frontier Communications Parent (2) 27,853 682
GCI Liberty, Class A, EC (2)(3) 21,362 —
Globalstar (2) 138,400 203
IDT, Class B  8,242 312
Iridium Communications  22,491 588
Liberty Global, Class A (2) 24,334 412
Liberty Global, Class C (1)(2) 26,275 463
Liberty Latin America, Class C (2) 15,146 106
Lumen Technologies (1)(2) 173,520 271
Shenandoah Telecommunications  16,721 290
3,818
Entertainment 1.1%
Chicken Soup For The Soul Entertainment (2) 18,800 3
Cinemark Holdings (2) 9,440 170
Endeavor Group Holdings, Class A  34,564 889
Kartoon Studios (1)(2) 31,610 43
Liberty Media Corp-Liberty Formula One, Class A (2) 6,187 364
Liberty Media Corp-Liberty Formula One, Class C (2) 31,160 2,044
Liberty Media Corp-Liberty Live, Class A (2) 2,414 102
Liberty Media Corp-Liberty Live, Class C (2) 6,646 291
Lions Gate Entertainment, Class B (2) 17,763 165
Madison Square Garden Entertainment (2) 6,783 266
Madison Square Garden Sports (2) 2,521 465
Playtika Holding  20,600 145
ROBLOX, Class A (2) 67,448 2,575
Roku (2) 15,765 1,028
Skillz (1)(2) 19,852 129
Sphere Entertainment (2) 8,218 403
TKO Group Holdings  7,600 657
Warner Music Group, Class A (1) 23,501 776
10,515
Interactive Media & Services 0.8%
Angi (2) 34,000 89
Bumble, Class A (2) 18,992 216
Cargurus (2) 14,052 324
Cars.com (2) 9,920 170
fuboTV (1)(2) 53,700 85
IAC (2) 6,234 333

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MediaAlpha, Class A (2) 7,794 159
Pinterest, Class A (2) 89,962 3,119
Rumble (1)(2) 13,700 111
Shutterstock  2,800 128
Snap, Class A (2) 144,220 1,656
TripAdvisor (2) 12,900 358
TrueCar (2) 55,425 188
Vimeo (2) 40,596 166
Yelp (2) 7,192 283
Ziff Davis (2) 4,444 280
ZoomInfo Technologies (2) 37,300 598
8,263
Media 1.3%
Cable One  535 226
Cardlytics (1)(2) 8,134 118
Clear Channel Outdoor Holdings (2) 123,500 204
EchoStar, Class A (2) 24,070 343
EW Scripps, Class A (2) 24,845 98
Gray Television  21,200 134
iHeartMedia, Class A (2) 42,400 89
John Wiley & Sons, Class A  7,370 281
Liberty Broadband, Class A (2) 2,793 160
Liberty Broadband, Class C (2) 14,816 848
Liberty Media Corp-Liberty SiriusXM (2) 21,317 633
Liberty Media Corp-Liberty SiriusXM, Class A (2) 8,600 256
Magnite (2) 17,700 190
New York Times, Class A  22,400 968
Nexstar Media Group  5,897 1,016
PubMatic, Class A (2) 10,300 244
Sinclair  11,410 154
Sirius XM Holdings (1) 93,872 364
TechTarget (2) 4,200 139
TEGNA  33,210 496
Thryv Holdings (2) 11,122 247
Trade Desk, Class A (2) 62,745 5,485
12,693
Wireless Telecommunication Services 0.1%
Gogo (2) 18,063 158
Telephone & Data Systems  18,103 290
United States Cellular (2) 3,857 141
589
Total Communication Services 35,878

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 11.4%
Automobile Components 0.9%
Adient (2) 14,100 464
Autoliv  12,203 1,470
Dana  21,572 274
Dorman Products (2) 4,800 463
Fox Factory Holding (2) 6,800 354
Gentex  28,248 1,020
Gentherm (2) 6,000 345
Goodyear Tire & Rubber (2) 39,435 541
LCI Industries  4,309 530
Lear  7,000 1,014
Mobileye Global, Class A (1)(2) 9,004 289
Modine Manufacturing (2) 6,600 628
Motorcar Parts of America (2) 14,500 117
Patrick Industries  4,278 511
QuantumScape (1)(2) 46,862 295
Standard Motor Products  5,388 181
Stoneridge (2) 9,536 176
Superior Industries International (2) 15,200 44
Visteon (2) 4,300 506
XPEL (2) 2,900 157
9,379
Automobiles 0.4%
Harley-Davidson  19,116 836
Lucid Group (1)(2) 133,539 380
Rivian Automotive, Class A (1)(2) 106,135 1,162
Thor Industries  8,400 986
Winnebago Industries  3,781 280
3,644
Broadline Retail 0.3%
Big Lots (1) 10,000 43
Dillard's, Class A (1) 400 189
Kohl's (1) 22,042 643
Macy's  39,300 786
Nordstrom  13,832 280
Ollie's Bargain Outlet Holdings (2) 8,800 700
2,641
Diversified Consumer Services 0.9%
2U (1)(2) 144,200 56
ADT  29,184 196
Adtalem Global Education (2) 6,300 324
Bright Horizons Family Solutions (2) 9,521 1,079
Carriage Services  6,600 178

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chegg (2) 16,300 123
Clear Secure, Class A  14,457 308
Coursera (2) 15,400 216
Duolingo (2) 5,555 1,225
Frontdoor (2) 14,450 471
Graham Holdings, Class B  341 262
Grand Canyon Education (2) 4,909 669
H&R Block  20,118 988
Laureate Education  23,200 338
Service Corp International  22,831 1,694
Strategic Education  5,463 569
Stride (2) 6,000 378
WW International (1)(2) 12,700 24
9,098
Hotels, Restaurants & Leisure 3.0%
Aramark  32,900 1,070
Bally's (2) 11,600 162
BJ's Restaurants (2) 4,933 179
Bloomin' Brands  17,943 515
Boyd Gaming  11,457 771
Brinker International (2) 8,279 411
Canterbury Park Holding  6,213 140
Cava Group (2) 3,455 242
Cheesecake Factory (1) 5,840 211
Choice Hotels International  4,290 542
Churchill Downs  10,592 1,311
Chuy's Holdings (2) 6,906 233
Cracker Barrel Old Country Store (1) 1,900 138
Dave & Buster's Entertainment (2) 6,800 426
Denny's (2) 16,465 148
Dine Brands Global  5,000 232
DoorDash, Class A (2) 45,686 6,292
DraftKings, Class A (2) 71,328 3,239
Dutch Bros, Class A (2) 6,200 205
Everi Holdings (2) 20,600 207
Hilton Grand Vacations (2) 12,610 595
Hyatt Hotels, Class A  5,000 798
Jack in the Box  4,600 315
Light & Wonder (2) 11,230 1,146
Marriott Vacations Worldwide  4,761 513
Papa John's International  2,845 190
Penn Entertainment (1)(2) 22,162 404
Planet Fitness, Class A (2) 14,072 881
Red Robin Gourmet Burgers (2) 7,700 59
Red Rock Resorts, Class A  9,100 544

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sabre (2) 48,300 117
Shake Shack, Class A (2) 4,200 437
Six Flags Entertainment (2) 9,800 258
Sweetgreen, Class A (1)(2) 13,100 331
Texas Roadhouse  9,940 1,535
Travel + Leisure  12,876 630
United Parks & Resorts (2) 4,767 268
Vail Resorts  5,310 1,183
Wendy's  31,152 587
Wingstop  5,000 1,832
Wyndham Hotels & Resorts  11,840 909
30,206
Household Durables 1.6%
Cavco Industries (2) 1,773 708
Century Communities  1,765 170
Cricut, Class A  13,400 64
Flexsteel Industries  5,600 209
GoPro, Class A (2) 38,800 87
Green Brick Partners (2) 4,602 277
Helen of Troy (2) 3,300 380
Hovnanian Enterprises, Class A (2) 1,384 217
Installed Building Products  3,900 1,009
iRobot (1)(2) 14,700 129
KB Home  11,900 844
La-Z-Boy  9,950 374
Leggett & Platt  11,147 213
LGI Homes (2) 3,937 458
Lovesac (2) 5,600 127
M/I Homes (2) 3,270 446
MDC Holdings  5,962 375
Meritage Homes  6,300 1,105
Newell Brands  46,505 373
Skyline Champion (2) 8,882 755
Sonos (2) 21,901 417
Taylor Morrison Home (2) 15,100 939
Tempur Sealy International  22,761 1,293
Toll Brothers  12,961 1,677
TopBuild (2) 4,522 1,993
Tri Pointe Homes (2) 18,572 718
Universal Electronics (2) 9,900 99
Whirlpool  5,650 676
Worthington Enterprises  4,479 279
16,411
Leisure Products 0.5%
Acushnet Holdings  5,075 335

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brunswick  10,000 965
Funko, Class A (1)(2) 10,100 63
Malibu Boats, Class A (2) 4,300 186
Marine Products  11,600 136
Mattel (2) 54,226 1,074
Peloton Interactive, Class A (2) 58,131 249
Polaris  8,240 825
Topgolf Callaway Brands (2) 17,500 283
YETI Holdings (2) 13,500 521
4,637
Specialty Retail 3.0%
1-800-Flowers.com, Class A (2) 13,368 145
Aaron's  14,168 106
Abercrombie & Fitch, Class A (2) 7,000 877
Academy Sports & Outdoors  10,843 732
Advance Auto Parts  11,000 936
American Eagle Outfitters  21,480 554
Asbury Automotive Group (2) 2,429 573
AutoNation (2) 3,204 531
Boot Barn Holdings (2) 5,300 504
Burlington Stores (2) 10,695 2,483
Caleres  6,430 264
CarParts.com (2) 32,800 53
Carvana (2) 16,852 1,481
Chewy, Class A (1)(2) 16,041 255
Dick's Sporting Goods  8,100 1,821
Five Below (2) 8,524 1,546
Floor & Decor Holdings, Class A (2) 16,671 2,161
Foot Locker  12,803 365
GameStop, Class A (2) 38,104 477
Gap  31,100 857
Genesco (2) 5,100 144
Group 1 Automotive  2,109 616
Guess?  8,920 281
Hibbett  3,800 292
Lithia Motors  3,600 1,083
Monro  7,100 224
Murphy USA  2,840 1,191
National Vision Holdings (2) 9,922 220
ODP (2) 7,757 411
Penske Automotive Group  2,708 439
PetMed Express (1) 30,900 148
RealReal (1)(2) 51,100 200
Revolve Group (2) 8,700 184
RH (2) 2,602 906

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sally Beauty Holdings (2) 15,300 190
Signet Jewelers  7,600 761
Sleep Number (2) 5,500 88
Sonic Automotive, Class A  5,003 285
Stitch Fix, Class A (2) 33,100 87
Upbound Group  7,450 262
Urban Outfitters (2) 5,500 239
Valvoline (2) 21,717 968
Victoria's Secret (2) 9,624 187
Vroom (1)(2) 1,073 14
Warby Parker, Class A (1)(2) 19,333 263
Wayfair, Class A (1)(2) 12,400 842
Williams-Sonoma  9,267 2,943
30,189
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings (2) 14,895 675
Carter's  5,900 500
Columbia Sportswear  3,462 281
Crocs (2) 8,200 1,179
Figs, Class A (2) 19,600 98
G-III Apparel Group (2) 9,000 261
Kontoor Brands  8,300 500
Levi Strauss, Class A  4,202 84
Movado Group  6,705 187
Oxford Industries  2,200 247
PVH  7,205 1,013
Skechers USA, Class A (2) 19,800 1,213
Steven Madden  12,050 510
Superior Group  18,003 297
Under Armour, Class A (2) 18,600 137
Under Armour, Class C (2) 20,100 144
Vera Bradley (2) 24,500 167
Wolverine World Wide  15,200 170
7,663
Total Consumer Discretionary 113,868
CONSUMER STAPLES 2.9%
Beverages 0.3%
Boston Beer, Class A (2) 1,500 457
Celsius Holdings (2) 24,465 2,029
Coca-Cola Consolidated  700 593
National Beverage (2) 3,696 175
Willamette Valley Vineyards (2) 10,850 54
3,308

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail 1.1%
Albertsons, Class A  50,698 1,087
Andersons  7,300 419
BJ's Wholesale Club Holdings (2) 22,513 1,703
Casey's General Stores  5,089 1,621
Chefs' Warehouse (2) 6,300 237
Grocery Outlet Holding (2) 12,632 363
Ingles Markets, Class A  3,900 299
Performance Food Group (2) 20,852 1,556
PriceSmart  3,450 290
SpartanNash  10,226 207
Sprouts Farmers Market (2) 17,200 1,109
U.S. Foods Holding (2) 29,909 1,614
United Natural Foods (2) 9,300 107
10,612
Food Products 0.8%
B&G Foods (1) 15,400 176
Calavo Growers  7,863 219
Cal-Maine Foods  5,564 327
Darling Ingredients (2) 26,700 1,242
Flowers Foods  33,083 786
Fresh Del Monte Produce  8,200 212
Freshpet (2) 5,850 678
Hain Celestial Group (2) 17,000 134
Ingredion  8,500 993
J & J Snack Foods  2,749 397
John B. Sanfilippo & Son  2,942 312
Lancaster Colony  2,425 504
Post Holdings (2) 8,717 926
Simply Good Foods (2) 14,840 505
TreeHouse Foods (2) 7,943 309
Utz Brands  15,300 282
Vital Farms (2) 17,500 407
8,409
Household Products 0.2%
Central Garden & Pet (2) 3,185 137
Central Garden & Pet, Class A (2) 10,671 394
Energizer Holdings  9,250 272
Spectrum Brands Holdings  5,811 517
WD-40  2,200 557
1,877
Personal Care Products 0.5%
Beauty Health (1)(2) 21,638 96
BellRing Brands (2) 15,646 924

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coty, Class A (2) 40,849 488
Edgewell Personal Care  8,050 311
elf Beauty (2) 9,099 1,784
Herbalife (2) 15,900 160
Inter Parfums  3,300 464
Lifevantage  20,700 125
Medifast  4,946 189
Nu Skin Enterprises, Class A  15,316 212
USANA Health Sciences (2) 2,600 126
4,879
Tobacco 0.0%
22nd Century Group (1)(2) 6,394 1
Universal  3,808 197
Vector Group  22,482 246
444
Total Consumer Staples 29,529
ENERGY 4.6%
Energy Equipment & Services 1.3%
Archrock  21,867 430
Atlas Energy Solutions (1) 11,932 270
Cactus, Class A  9,410 471
ChampionX  27,700 994
DMC Global (2) 8,000 156
Expro Group Holdings (2) 21,433 428
Forum Energy Technologies (2) 7,800 156
Helix Energy Solutions Group (2) 15,300 166
Helmerich & Payne  15,035 632
Liberty Energy  27,467 569
Mammoth Energy Services (2) 18,000 66
Nabors Industries (2) 1,900 164
Newpark Resources (2) 12,576 91
Noble  19,762 958
NOV  49,575 968
Oceaneering International (2) 15,825 370
Patterson-UTI Energy  48,226 576
Solaris Oilfield Infrastructure, Class A  25,776 223
TechnipFMC  70,699 1,775
TETRA Technologies (2) 30,241 134
Tidewater (2) 9,766 898
Transocean (1)(2) 105,600 663
Valaris (2) 7,900 595
Weatherford International (2) 12,629 1,458
13,211

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 3.3%
Adams Resources & Energy  4,341 126
Antero Midstream  52,300 735
Antero Resources (2) 40,961 1,188
California Resources  11,200 617
Centrus Energy, Class A (2) 2,500 104
Cheniere Energy  33,700 5,435
Chesapeake Energy  18,771 1,667
Chord Energy  5,975 1,065
Civitas Resources  10,748 816
CNX Resources (2) 25,800 612
Comstock Resources (1) 14,200 132
CONSOL Energy  4,700 394
Crescent Energy, Class A  15,920 189
CVR Energy  7,000 250
Delek U.S. Holdings  12,107 372
Dorian LPG  7,169 276
DT Midstream  11,600 709
Equitrans Midstream  47,029 587
Green Plains (2) 8,700 201
HF Sinclair  21,141 1,276
International Seaways  1,100 59
Kosmos Energy (2) 86,775 517
Magnolia Oil & Gas, Class A  30,071 780
Matador Resources  14,376 960
Murphy Oil  23,318 1,066
New Fortress Energy (1) 8,200 251
Northern Oil & Gas  11,310 449
Ovintiv  35,960 1,866
Par Pacific Holdings (2) 6,900 256
PBF Energy, Class A  15,403 887
Peabody Energy  17,000 412
Permian Resources  65,064 1,149
Range Resources  36,100 1,243
REX American Resources (2) 6,150 361
Ring Energy (1)(2) 95,600 187
SandRidge Energy  15,785 230
Sitio Royalties, Class A  12,500 309
SM Energy  20,300 1,012
Southwestern Energy (2) 184,944 1,402
Talos Energy (2) 14,800 206
Tellurian (1)(2) 192,400 127
Texas Pacific Land  2,388 1,382
Uranium Energy (2) 59,300 400
Viper Energy  5,652 217

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vitesse Energy  6,283 149
World Kinect  15,300 405
33,033
Total Energy 46,244
FINANCIALS 17.6%
Banks 5.1%
1st Source  5,161 271
Ameris Bancorp  10,100 489
Arrow Financial  9,910 248
Associated Banc-Corp  28,827 620
Atlantic Union Bankshares  14,747 521
Axos Financial (2) 8,400 454
Banc of California  22,247 338
BancFirst  2,817 248
Bancorp (2) 13,261 444
Bank of Hawaii  5,166 322
Bank OZK  19,000 864
BankUnited  16,018 449
Banner  4,471 215
Berkshire Hills Bancorp  10,741 246
BOK Financial  4,060 374
Brookline Bancorp  22,331 222
Cadence Bank  20,859 605
Capitol Federal Financial  20,644 123
Cathay General Bancorp  7,294 276
City Holding  2,357 246
Columbia Banking System  29,099 563
Commerce Bancshares  17,014 905
Community Bank System  9,628 462
ConnectOne Bancorp  11,183 218
Cullen/Frost Bankers  8,450 951
CVB Financial  26,706 476
Dime Community Bancshares  8,900 171
East West Bancorp  23,464 1,856
Eastern Bankshares  29,000 400
Enterprise Financial Services  4,053 164
First Bancorp North Carolina  8,913 322
First BanCorp Puerto Rico  37,849 664
First Busey  13,229 318
First Citizens BancShares, Class A  1,684 2,753
First Commonwealth Financial  17,900 249
First Community Bankshares  7,844 272
First Financial  6,317 242
First Financial Bancorp  13,000 291
First Financial Bankshares  23,176 760

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Hawaiian  14,900 327
First Horizon  73,206 1,127
First Interstate BancSystem, Class A  12,942 352
First Merchants  11,013 384
First United  9,111 209
Flushing Financial  19,125 241
FNB  38,250 539
Fulton Financial  12,502 199
German American Bancorp  9,733 337
Glacier Bancorp  15,512 625
Hancock Whitney  12,400 571
Hilltop Holdings  6,936 217
Home BancShares  28,776 707
HomeStreet  8,965 135
Hope Bancorp  25,700 296
Independent Bank  6,690 348
Independent Bank Group  3,600 164
International Bancshares  8,002 449
Kearny Financial  29,937 193
Lakeland Financial  3,457 229
Live Oak Bancshares  6,400 266
Macatawa Bank  21,415 210
MVB Financial  12,300 274
National Bank Holdings, Class A  9,000 325
NBT Bancorp  6,411 235
New York Community Bancorp  90,533 292
Nicolet Bankshares  3,400 292
Northrim BanCorp  5,109 258
Northwest Bancshares  24,083 281
OceanFirst Financial  16,200 266
OFG Bancorp  12,892 475
Old National Bancorp  29,748 518
Pacific Premier Bancorp  15,900 382
Park National  2,440 331
Peapack-Gladstone Financial  6,557 160
Peoples Bancorp  9,913 294
Pinnacle Financial Partners  8,960 770
Popular  13,647 1,202
Preferred Bank  3,072 236
Prosperity Bancshares  12,760 839
Provident Bancorp (2) 17,600 160
Provident Financial Services  16,823 245
Renasant  10,652 334
S&T Bancorp  9,220 296
Sandy Spring Bancorp  11,930 277
Seacoast Banking  11,639 296

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServisFirst Bancshares  8,300 551
Simmons First National, Class A  17,010 331
Southside Bancshares  8,690 254
SouthState  8,826 750
Stock Yards Bancorp  7,181 351
Synovus Financial  23,084 925
Texas Capital Bancshares (2) 9,000 554
Tompkins Financial  4,323 217
Towne Bank  15,200 427
TriCo Bancshares  7,900 291
Triumph Financial (2) 1,465 116
TrustCo Bank  7,232 204
Trustmark  13,000 365
UMB Financial  7,312 636
United Bankshares  22,100 791
United Community Banks  16,196 426
Univest Financial  13,342 278
Valley National Bancorp  45,300 361
Veritex Holdings  9,000 184
WaFd  5,368 156
Washington Trust Bancorp  10,800 290
Webster Financial  27,938 1,418
WesBanco  14,042 419
West BanCorp  14,716 262
Westamerica BanCorp  5,346 261
Western Alliance Bancorp  19,665 1,262
Western New England Bancorp  27,519 211
Wintrust Financial  6,938 724
WSFS Financial  8,550 386
Zions Bancorp  21,207 920
51,096
Capital Markets 4.5%
Affiliated Managers Group  4,800 804
Ares Management, Class A  25,977 3,454
Artisan Partners Asset Management, Class A  9,800 449
BGC Group, Class A  49,400 384
Blue Owl Capital  58,152 1,097
Carlyle Group  28,414 1,333
Cohen & Steers  3,200 246
Coinbase Global, Class A (2) 25,418 6,739
Donnelley Financial Solutions (2) 5,175 321
Evercore, Class A  4,961 956
Federated Hermes  14,500 524
Hamilton Lane, Class A  5,200 586
Houlihan Lokey  7,715 989

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Interactive Brokers Group, Class A  13,466 1,504
Janus Henderson Group  20,323 668
Jefferies Financial Group  23,247 1,025
KKR  92,570 9,311
Lazard  20,500 858
LPL Financial Holdings  11,901 3,144
Moelis, Class A  6,390 363
Morningstar  4,590 1,415
Open Lending (2) 37,046 232
Piper Sandler  2,550 506
PJT Partners, Class A  4,800 453
Robinhood Markets, Class A (2) 72,354 1,457
SEI Investments  10,783 775
StepStone Group, Class A  10,977 392
Stifel Financial  14,829 1,159
StoneX Group (2) 6,721 472
TPG  5,523 247
Tradeweb Markets, Class A  19,294 2,010
U.S. Global Investors, Class A  26,700 74
Virtu Financial, Class A  14,596 300
Virtus Investment Partners  2,122 526
44,773
Consumer Finance 0.8%
Ally Financial  35,725 1,450
Bread Financial Holdings  6,900 257
Credit Acceptance (2) 900 496
Encore Capital Group (2) 5,000 228
Enova International (2) 3,339 210
EZCORP, Class A (1)(2) 24,495 278
FirstCash Holdings  4,338 553
Green Dot, Class A (2) 13,100 122
Navient  20,000 348
Nelnet, Class A  510 48
NerdWallet, Class A (2) 12,979 191
OneMain Holdings  22,198 1,134
PRA Group (2) 6,206 162
PROG Holdings  8,935 308
SLM  40,500 883
SoFi Technologies (1)(2) 130,728 954
Upstart Holdings (2) 10,000 269
7,891
Financial Services 3.3%
Affirm Holdings (2) 34,014 1,267
Apollo Global Management  63,919 7,188
AvidXchange Holdings (2) 21,900 288

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Block (2) 78,099 6,606
Cannae Holdings (2) 9,900 220
Corebridge Financial  44,040 1,265
Equitable Holdings  54,745 2,081
Essent Group  11,993 714
Euronet Worldwide (2) 6,189 680
EVERTEC  15,928 635
Federal Agricultural Mortgage, Class C  2,028 399
Flywire (2) 12,229 303
Jackson Financial, Class A  7,779 514
Marqeta, Class A (2) 69,400 414
MGIC Investment  32,097 718
Mr Cooper Group (2) 8,885 693
NCR Atleos (2) 13,357 264
NMI Holdings, Class A (2) 16,800 543
Ocwen Financial (2) 4,762 129
Payoneer Global (2) 94,716 460
PennyMac Financial Services  5,265 480
Radian Group  16,658 558
Remitly Global (2) 17,960 372
Rocket, Class A (1)(2) 15,600 227
Shift4 Payments, Class A (2) 8,730 577
Toast, Class A (2) 58,758 1,464
UWM Holdings  36,700 266
Voya Financial  17,448 1,290
Walker & Dunlop  5,000 505
Western Union  60,911 852
WEX (2) 5,189 1,233
33,205
Insurance 3.1%
Ambac Financial Group (2) 14,700 230
American Equity Investment Life Holding (2) 5,200 292
American Financial Group  8,910 1,216
Assured Guaranty  9,539 832
Axis Capital Holdings  15,073 980
Brighthouse Financial (2) 9,300 479
BRP Group, Class A (2) 2,659 77
CNA Financial  4,918 223
CNO Financial Group  18,700 514
eHealth (2) 9,700 59
Enstar Group (2) 2,200 684
Erie Indemnity, Class A  3,407 1,368
Fidelity National Financial  36,131 1,919
First American Financial  14,430 881
Genworth Financial, Class A (2) 88,600 570

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hanover Insurance Group  7,123 970
Hippo Holdings (1)(2) 9,400 172
Horace Mann Educators  7,210 267
James River Group Holdings  19,500 181
Kemper  10,993 681
Kinsale Capital Group  3,151 1,653
Lemonade (1)(2) 10,100 166
Lincoln National  16,385 523
Markel Group (2) 1,805 2,746
MBIA  13,200 89
Mercury General  5,600 289
National Western Life Group, Class A  608 299
Old Republic International  29,493 906
Oscar Health, Class A (2) 29,168 434
Palomar Holdings (2) 6,096 511
Primerica  5,313 1,344
ProAssurance  13,640 175
Reinsurance Group of America  9,720 1,875
RenaissanceRe Holdings  8,270 1,944
RLI  4,111 610
Root, Class A (2) 7,105 434
Ryan Specialty Holdings  14,659 814
Safety Insurance Group  3,486 287
Selective Insurance Group  8,670 947
Skyward Specialty Insurance Group (2) 5,928 222
Stewart Information Services  4,480 291
United Fire Group  8,838 192
Unum Group  23,800 1,277
White Mountains Insurance Group  411 737
31,360
Mortgage Real Estate Investment Trusts 0.8%
ACRES Commercial Realty, REIT (1)(2) 16,332 230
AGNC Investment, REIT (1) 77,896 771
Annaly Capital Management, REIT  68,230 1,343
Apollo Commercial Real Estate Finance, REIT  8,500 95
Arbor Realty Trust, REIT (1) 15,343 203
Ares Commercial Real Estate, REIT (1) 23,100 172
ARMOUR Residential REIT, REIT  4,100 81
Blackstone Mortgage Trust, Class A, REIT (1) 16,827 335
BrightSpire Capital, REIT  31,500 217
Cherry Hill Mortgage Investment, REIT (1) 44,762 158
Chimera Investment, REIT  36,100 166
Claros Mortgage Trust  22,453 219
Ellington Financial, REIT (1) 14,005 165
Hannon Armstrong Sustainable Infrastructure Capital, REIT (1) 16,476 468

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Invesco Mortgage Capital, REIT (1) 9,260 90
Ladder Capital, REIT  27,500 306
MFA Financial, REIT  28,122 321
PennyMac Mortgage Investment Trust, REIT  21,600 317
Ready Capital, REIT  13,636 125
Redwood Trust, REIT  33,367 213
Rithm Capital, REIT  53,472 597
Starwood Property Trust, REIT (1) 43,800 890
TPG RE Finance Trust, REIT  26,100 202
Two Harbors Investment, REIT  13,200 175
7,859
Total Financials 176,184
HEALTH CARE 11.6%
Biotechnology 5.2%
4D Molecular Therapeutics (2) 5,689 181
89bio (2) 8,700 101
Aadi Bioscience (2) 6,779 16
ACADIA Pharmaceuticals (2) 28,300 523
Adamas Pharmaceuticals, CVR (2)(3) 26,000 4
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —
Agenus (2) 163,400 95
Agios Pharmaceuticals (2) 10,100 295
Akero Therapeutics (2) 13,875 350
Aldeyra Therapeutics (2) 7,591 25
Alector (2) 13,300 80
Alkermes (2) 30,710 831
Alnylam Pharmaceuticals (2) 18,814 2,812
Alpine Immune Sciences (2) 10,338 410
Amicus Therapeutics (2) 39,500 465
Anavex Life Sciences (1)(2) 13,100 67
Annovis Bio (1)(2) 4,800 57
Apellis Pharmaceuticals (2) 15,510 912
Apogee Therapeutics (2) 5,224 347
Arcellx (2) 4,643 323
Arcturus Therapeutics Holdings (2) 4,800 162
Arcus Biosciences (2) 9,900 187
Ardelyx (2) 29,400 215
Arrowhead Pharmaceuticals (2) 16,000 458
Atara Biotherapeutics (1)(2) 34,100 24
Avid Bioservices (2) 12,400 83
Avidity Biosciences (2) 24,221 618
Beam Therapeutics (1)(2) 8,846 292
BioCryst Pharmaceuticals (1)(2) 40,475 206
Biohaven (2) 12,164 665
BioMarin Pharmaceutical (2) 28,398 2,480

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Biomea Fusion (1)(2) 5,500 82
Blueprint Medicines (2) 10,500 996
Bridgebio Pharma (2) 17,205 532
C4 Therapeutics (1)(2) 12,400 101
Cabaletta Bio (2) 7,400 126
CareDx (2) 14,500 154
Cargo Therapeutics (2) 5,973 133
Catalyst Pharmaceuticals (2) 14,000 223
Celldex Therapeutics (2) 11,125 467
CEL-SCI (1)(2) 26,800 51
Cerevel Therapeutics Holdings (1)(2) 12,824 542
CG oncology (2) 4,156 182
Cogent Biosciences (2) 11,400 77
Crinetics Pharmaceuticals (2) 12,342 578
CRISPR Therapeutics (1)(2) 10,118 690
Cullinan Oncology (2) 15,400 262
Curis (1)(2) 3,675 40
Cytokinetics (2) 15,257 1,070
Day One Biopharmaceuticals (2) 17,862 295
Denali Therapeutics (2) 15,000 308
Disc Medicine (2) 3,324 207
Dynavax Technologies (2) 22,800 283
Editas Medicine (2) 12,600 94
Emergent BioSolutions (1)(2) 7,800 20
Entrada Therapeutics (2) 8,620 122
Exact Sciences (2) 25,081 1,732
Exelixis (2) 46,490 1,103
FibroGen (2) 52,400 123
G1 Therapeutics (2) 17,755 77
Generation Bio (2) 39,365 160
Geron (2) 59,300 196
Gritstone bio (1)(2) 26,900 69
Halozyme Therapeutics (2) 18,562 755
Ideaya Biosciences (2) 11,722 514
IGM Biosciences (1)(2) 12,085 117
Immunome (2) 9,725 240
Immunovant (1)(2) 10,513 340
Inhibrx (2) 5,000 175
Insmed (2) 25,421 690
Intellia Therapeutics (2) 14,567 401
Ionis Pharmaceuticals (2) 24,749 1,073
Iovance Biotherapeutics (2) 38,034 564
Ironwood Pharmaceuticals (1)(2) 17,120 149
KalVista Pharmaceuticals (2) 13,200 157
Karyopharm Therapeutics (1)(2) 26,700 40
Keros Therapeutics (2) 4,300 285

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Krystal Biotech (2) 4,366 777
Kymera Therapeutics (2) 10,400 418
Kyverna Therapeutics (2) 3,777 94
Lexicon Pharmaceuticals (2) 40,600 97
Lineage Cell Therapeutics (1)(2) 119,700 177
Madrigal Pharmaceuticals (2) 2,677 715
MannKind (2) 46,400 210
Mersana Therapeutics (2) 18,800 84
Monte Rosa Therapeutics (1)(2) 12,945 91
Morphic Holding (2) 8,613 303
Mural Oncology (2) 9,695 47
Myriad Genetics (2) 14,280 304
Natera (2) 15,400 1,409
Neurocrine Biosciences (2) 15,102 2,083
Nurix Therapeutics (1)(2) 11,800 173
Nuvalent, Class A (2) 5,355 402
Olema Pharmaceuticals (2) 9,400 106
PMV Pharmaceuticals (2) 33,600 57
Precigen (1)(2) 70,000 102
Protagonist Therapeutics (2) 8,000 231
Prothena (2) 9,118 226
PTC Therapeutics (2) 11,200 326
Recursion Pharmaceuticals, Class A (1)(2) 22,400 223
REGENXBIO (2) 6,421 135
Relay Therapeutics (2) 26,057 216
Replimune Group (2) 23,934 196
REVOLUTION Medicines (2) 22,487 725
Rhythm Pharmaceuticals (2) 7,300 316
Rigel Pharmaceuticals (2) 63,500 94
Rocket Pharmaceuticals (2) 11,599 312
Roivant Sciences (2) 61,003 643
Sage Therapeutics (2) 9,969 187
Sana Biotechnology (1)(2) 22,300 223
Sangamo Therapeutics (2) 144,100 97
Sarepta Therapeutics (2) 12,416 1,607
Scholar Rock Holding (2) 20,334 361
Shattuck Labs (1)(2) 19,300 173
SpringWorks Therapeutics (2) 12,008 591
Syndax Pharmaceuticals (2) 9,600 228
Syros Pharmaceuticals (2) 22,550 121
Tenaya Therapeutics (2) 46,502 243
TG Therapeutics (1)(2) 20,100 306
Travere Therapeutics (2) 10,200 79
Twist Bioscience (2) 6,813 234
Ultragenyx Pharmaceutical (2) 14,007 654
United Therapeutics (2) 6,500 1,493

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vaxcyte (2) 15,288 1,044
Vera Therapeutics (2) 9,827 424
Veracyte (2) 8,500 188
Vericel (2) 5,805 302
Verve Therapeutics (2) 6,600 88
Viking Therapeutics (2) 14,900 1,222
Vir Biotechnology (2) 15,400 156
Viridian Therapeutics (2) 7,900 138
Voyager Therapeutics (2) 8,900 83
Xencor (2) 13,824 306
XOMA (2) 6,534 157
Zentalis Pharmaceuticals (2) 11,476 181
52,057
Health Care Equipment & Supplies 1.8%
Artivion (2) 11,550 244
Asensus Surgical (1)(2) 185,500 43
AtriCure (2) 9,700 295
Avanos Medical (2) 9,042 180
Axonics (2) 6,400 441
Butterfly Network (1)(2) 83,400 90
Cerus (2) 58,800 111
ClearPoint Neuro (1)(2) 17,700 120
CONMED  4,950 396
Embecta  9,800 130
Enovis (2) 8,690 543
Envista Holdings (2) 23,543 503
Glaukos (2) 7,500 707
Globus Medical, Class A (2) 17,300 928
Haemonetics (2) 6,800 580
ICU Medical (2) 2,000 215
Inari Medical (2) 7,972 382
Inogen (2) 17,500 141
Inspire Medical Systems (2) 4,500 967
Integer Holdings (2) 3,850 449
Integra LifeSciences Holdings (2) 9,900 351
iRhythm Technologies (2) 4,836 561
Lantheus Holdings (2) 11,744 731
LivaNova (2) 6,500 364
Masimo (2) 6,300 925
Merit Medical Systems (2) 9,700 735
Neogen (2) 32,132 507
Nevro (2) 7,746 112
Novocure (2) 16,528 258
Omnicell (2) 7,612 223
OraSure Technologies (2) 20,282 125

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Orchestra BioMed Holdings (2) 7,551 40
Orthofix Medical (2) 11,780 171
Outset Medical (1)(2) 30,300 67
Penumbra (2) 6,285 1,403
PROCEPT BioRobotics (1)(2) 13,507 668
Pulmonx (2) 11,500 107
QuidelOrtho (2) 6,900 331
Senseonics Holdings (1)(2) 182,700 97
Shockwave Medical (2) 4,563 1,486
Silk Road Medical (2) 10,000 183
STAAR Surgical (2) 7,700 295
Tactile Systems Technology (2) 7,950 129
Tandem Diabetes Care (2) 11,300 400
TransMedics Group (1)(2) 4,600 340
Zimvie (2) 7,400 122
18,196
Health Care Providers & Services 1.7%
Acadia Healthcare (2) 12,048 954
AdaptHealth (2) 11,800 136
Addus HomeCare (2) 2,305 238
agilon health (1)(2) 53,072 324
Alignment Healthcare (2) 20,500 102
Amedisys (2) 4,595 423
AMN Healthcare Services (2) 6,505 407
Astrana Health (2) 7,600 319
Aveanna Healthcare Holdings (2) 61,400 153
BrightSpring Health Services (2) 12,891 140
Brookdale Senior Living (2) 24,407 161
CareMax (2) 1,034 5
Castle Biosciences (2) 4,600 102
Chemed  1,885 1,210
Community Health Systems (2) 24,200 85
CorVel (2) 2,150 565
Cross Country Healthcare (2) 6,800 127
DocGo (1)(2) 24,500 99
Encompass Health  13,400 1,107
Enhabit (2) 11,500 134
Ensign Group  8,644 1,075
Guardant Health (2) 16,600 342
HealthEquity (2) 12,700 1,037
Hims & Hers Health (2) 18,977 294
LifeStance Health Group (1)(2) 11,800 73
ModivCare (2) 5,300 124
National HealthCare  4,004 378
National Research  8,572 340

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NeoGenomics (2) 18,155 285
OPKO Health (1)(2) 101,686 122
Option Care Health (2) 22,835 766
Owens & Minor (2) 12,100 335
Patterson  11,719 324
Pediatrix Medical Group (2) 17,700 177
Pennant Group (2) 12,250 240
Premier, Class A  13,480 298
Privia Health Group (2) 12,700 249
Progyny (2) 11,600 443
R1 RCM (2) 22,100 285
RadNet (2) 7,129 347
Select Medical Holdings  24,628 743
Surgery Partners (2) 10,700 319
Tenet Healthcare (2) 17,408 1,830
17,217
Health Care Technology 0.8%
CareCloud (1)(2) 23,700 27
Certara (2) 13,900 249
Doximity, Class A (2) 15,002 404
Evolent Health, Class A (2) 14,300 469
Health Catalyst (2) 16,500 124
HealthStream  9,300 248
Multiplan (2) 62,700 51
Phreesia (2) 10,300 246
Schrodinger (2) 8,800 238
Sharecare (2) 87,200 67
Teladoc Health (2) 20,962 317
Veeva Systems, Class A (2) 21,677 5,022
7,462
Life Sciences Tools & Services 0.9%
10X Genomics, Class A (2) 18,921 710
Avantor (2) 100,035 2,558
Azenta (2) 6,334 382
BioLife Solutions (2) 5,100 95
Bruker  11,755 1,104
Fortrea Holdings (2) 10,900 438
Medpace Holdings (2) 3,716 1,502
Mesa Laboratories  1,400 154
Omniab, Earn Out Shares $12.50 (2) 525 —
Omniab, Earn Out Shares $15.00 (2) 525 —
Pacific Biosciences of California (1)(2) 39,460 148
Personalis (2) 37,100 55
Quanterix (2) 7,200 170
Quantum-Si (1)(2) 30,000 59

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Repligen (2) 8,703 1,601
Sotera Health (2) 12,200 146
9,122
Pharmaceuticals 1.2%
Aclaris Therapeutics (2) 42,500 53
Amphastar Pharmaceuticals (2) 5,290 232
Amylyx Pharmaceuticals (2) 15,900 45
Arvinas (2) 13,120 542
Atea Pharmaceuticals (2) 44,100 178
Axsome Therapeutics (2) 5,400 431
Cassava Sciences (1)(2) 6,600 134
Cassava Sciences, Warrants, 11/15/24 (2) 2,639 11
Collegium Pharmaceutical (2) 11,000 427
Corcept Therapeutics (2) 8,743 220
Elanco Animal Health (2) 82,873 1,349
Evolus (1)(2) 15,500 217
EyePoint Pharmaceuticals (2) 9,729 201
Harmony Biosciences Holdings (2) 5,000 168
Harrow (1)(2) 7,600 101
Innoviva (2) 17,400 265
Intra-Cellular Therapies (2) 13,192 913
Jazz Pharmaceuticals (2) 7,500 903
Ligand Pharmaceuticals (2) 2,686 196
Longboard Pharmaceuticals (2) 6,106 132
Nuvation Bio (2) 78,500 286
Organon  28,787 541
Pacira BioSciences (2) 10,400 304
Perrigo  18,403 592
Phibro Animal Health, Class A  9,514 123
Pliant Therapeutics (1)(2) 22,518 336
Prestige Consumer Healthcare (2) 8,571 622
Revance Therapeutics (2) 21,100 104
Royalty Pharma, Class A  50,812 1,543
Scilex Holding (1)(2) 10,602 16
Supernus Pharmaceuticals (2) 7,900 270
Tarsus Pharmaceuticals (2) 5,359 195
Terns Pharmaceuticals (2) 8,300 54
Ventyx Biosciences (2) 18,402 101
WaVe Life Sciences (2) 28,911 178
Xeris Biopharma Holdings (2) 3,653 8
Xeris Biopharma Holdings, CVR (2)(3) 36,100 2
11,993
Total Health Care 116,047

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 17.6%
Aerospace & Defense 1.2%
AAR (2) 2,355 141
AeroVironment (2) 3,900 598
Archer Aviation, Class A (1)(2) 25,500 118
BWX Technologies  13,037 1,338
Cadre Holdings  3,138 114
Curtiss-Wright  5,920 1,515
HEICO  4,695 897
HEICO, Class A  9,825 1,512
Hexcel  10,100 736
Kaman  9,933 456
Kratos Defense & Security Solutions (2) 15,494 285
Mercury Systems (2) 7,900 233
Moog, Class A  3,468 554
National Presto Industries  4,131 346
Park Aerospace  17,700 294
Rocket Lab USA (1)(2) 35,000 144
Spirit AeroSystems Holdings, Class A (2) 25,740 928
Triumph Group (2) 20,200 304
V2X (2) 2,879 134
Woodward  8,789 1,354
12,001
Air Freight & Logistics 0.2%
Air Transport Services Group (2) 12,200 168
Forward Air  6,300 196
GXO Logistics (2) 16,666 896
Hub Group, Class A  10,600 458
1,718
Building Products 2.1%
AAON  9,135 805
Advanced Drainage Systems  8,791 1,514
Alpha Pro Tech (2) 16,000 100
Apogee Enterprises  3,752 222
Armstrong World Industries  8,671 1,077
AZEK (2) 22,887 1,149
AZZ  4,929 381
Carlisle  6,492 2,544
CSW Industrials  2,400 563
Fortune Brands Innovations  16,665 1,411
Gibraltar Industries (2) 6,800 548
Griffon  5,800 425
Hayward Holdings (2) 15,800 242
JELD-WEN Holding (2) 14,000 297

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lennox International  4,403 2,152
Masonite International (2) 3,900 513
Masterbrand (2) 17,900 335
Owens Corning  11,800 1,968
Resideo Technologies (2) 22,644 508
Simpson Manufacturing  5,600 1,149
Trex (2) 15,800 1,576
UFP Industries  8,770 1,079
Zurn Elkay Water Solutions  19,800 663
21,221
Commercial Services & Supplies 1.4%
ABM Industries  11,150 498
ACCO Brands  30,789 173
ACV Auctions, Class A (2) 19,300 362
Brady, Class A  9,500 563
Brink's  7,449 688
Casella Waste Systems, Class A (2) 9,203 910
Cimpress (2) 3,800 336
Clean Harbors (2) 7,200 1,449
CoreCivic (2) 24,596 384
Ennis  20,353 418
Enviri (2) 19,160 175
GEO Group (1)(2) 29,295 414
HNI  9,310 420
Interface  14,400 242
MillerKnoll  9,500 235
Montrose Environmental Group (2) 5,100 200
MSA Safety  5,500 1,065
OPENLANE (2) 20,400 353
Pitney Bowes  63,200 274
Quad/Graphics  25,000 133
RB Global  23,641 1,801
Stericycle (2) 14,300 754
Tetra Tech  7,150 1,321
UniFirst  1,501 260
Vestis  16,450 317
Viad (2) 7,325 289
14,034
Construction & Engineering 1.6%
AECOM  18,059 1,771
Ameresco, Class A (1)(2) 6,400 155
API Group (2) 36,320 1,426
Arcosa  6,887 591
Comfort Systems USA  5,798 1,842
Construction Partners, Class A (2) 7,161 402

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dycom Industries (2) 4,123 592
EMCOR Group  7,091 2,483
Fluor (2) 20,198 854
Granite Construction  7,114 407
MasTec (2) 8,950 835
Matrix Service (2) 17,911 233
MDU Resources Group  26,791 675
MYR Group (2) 2,200 389
Primoris Services  9,001 383
Sterling Infrastructure (2) 3,863 426
Valmont Industries  3,400 776
WillScot Mobile Mini Holdings (2) 33,237 1,546
15,786
Electrical Equipment 1.6%
Acuity Brands  4,900 1,317
American Superconductor (2) 16,911 228
Array Technologies (2) 21,100 315
Atkore  6,100 1,161
Blink Charging (1)(2) 26,100 79
Bloom Energy, Class A (1)(2) 28,400 319
Encore Wire  3,000 788
Energy Vault Holdings (1)(2) 23,500 42
EnerSys  4,800 453
Enovix (1)(2) 19,000 152
Fluence Energy (1)(2) 5,900 102
FTC Solar (1)(2) 68,100 37
FuelCell Energy (1)(2) 122,800 146
GrafTech International (1) 50,500 70
LSI Industries  14,693 222
NEXTracker, Class A (2) 13,555 763
nVent Electric  26,200 1,976
Plug Power (1)(2) 76,500 263
Regal Rexnord  8,547 1,539
Sensata Technologies Holding  21,500 790
SES AI (1)(2) 37,900 64
Shoals Technologies Group, Class A (1)(2) 24,846 278
Stem (1)(2) 36,500 80
SunPower (1)(2) 20,700 62
Sunrun (1)(2) 30,205 398
Thermon Group Holdings (2) 4,900 160
Vertiv Holdings, Class A  50,692 4,140
Vicor (2) 4,000 153
16,097
Ground Transportation 1.1%
ArcBest  3,500 499

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avis Budget Group  2,951 361
Covenant Logistics Group  4,012 186
Heartland Express  17,323 207
Hertz Global Holdings (1)(2) 21,884 171
Knight-Swift Transportation Holdings  23,292 1,282
Landstar System  5,200 1,002
Lyft, Class A (2) 44,400 859
Marten Transport  8,800 163
RXO (2) 15,500 339
Ryder System  5,075 610
Saia (2) 4,368 2,555
U-Haul Holding  12,600 840
Werner Enterprises  7,353 288
XPO (2) 15,500 1,891
11,253
Machinery 3.5%
3D Systems (2) 31,850 141
AGCO  8,650 1,064
Alamo Group  2,700 616
Albany International, Class A  5,803 543
Allison Transmission Holdings  12,030 976
Astec Industries  4,900 214
Atmus Filtration Technologies (2) 12,035 388
Barnes Group  7,600 282
Chart Industries (2) 5,751 947
CNH Industrial  125,309 1,624
Commercial Vehicle Group (2) 22,400 144
Crane  6,841 924
Desktop Metal, Class A (1)(2) 114,800 101
Donaldson  15,192 1,135
Douglas Dynamics  8,300 200
Enerpac Tool Group  13,629 486
Enpro  2,753 465
Esab  11,517 1,273
ESCO Technologies  3,070 329
Federal Signal  9,000 764
Flowserve  15,281 698
Franklin Electric  4,500 481
Gates Industrial (2) 9,627 170
Graco  22,454 2,099
Greenbrier  6,800 354
Helios Technologies  6,000 268
Hillenbrand  9,461 476
Hillman Solutions (2) 12,851 137
Hurco  8,500 171

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyster-Yale Materials Handling  3,300 212
ITT  10,395 1,414
John Bean Technologies  5,472 574
Kadant  2,038 669
Kennametal  7,000 175
Lincoln Electric Holdings  7,324 1,871
Microvast Holdings (1)(2) 53,600 45
Middleby (2) 8,778 1,411
Mueller Industries  14,800 798
Mueller Water Products, Class A  37,943 611
NN (2) 39,671 188
Oshkosh  7,600 948
Park-Ohio Holdings  6,209 166
Proto Labs (2) 6,299 225
RBC Bearings (2) 4,575 1,237
Shyft Group  8,300 103
SPX Technologies (2) 8,305 1,023
Standex International  857 156
Symbotic (1)(2) 3,200 144
Tennant  3,100 377
Terex  10,200 657
Timken  11,750 1,027
Titan International (2) 14,250 178
Toro  17,672 1,619
Trinity Industries  9,658 269
Wabash National  11,400 341
Watts Water Technologies, Class A  3,943 838
34,746
Marine Transportation 0.1%
Kirby (2) 7,865 750
Matson  6,250 702
1,452
Passenger Airlines 0.2%
Alaska Air Group (2) 13,863 596
Allegiant Travel  2,500 188
Frontier Group Holdings (1)(2) 14,400 117
JetBlue Airways (2) 37,100 275
Joby Aviation (1)(2) 51,000 273
SkyWest (2) 6,130 423
Spirit Airlines (1) 16,900 82
Sun Country Airlines Holdings (2) 8,200 124
2,078
Professional Services 2.5%
Alight, Class A (2) 47,800 471

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ASGN (2) 7,150 749
Asure Software (2) 11,441 89
Booz Allen Hamilton Holding  18,932 2,810
CACI International, Class A (2) 3,400 1,288
CBIZ (2) 8,377 658
Clarivate (1)(2) 54,240 403
Concentrix  6,200 411
Conduent (2) 36,040 122
CRA International  2,173 325
CSG Systems International  3,020 156
Dun & Bradstreet Holdings  32,362 325
ExlService Holdings (2) 27,000 859
Exponent  8,100 670
FTI Consulting (2) 5,869 1,234
Genpact  18,800 619
Huron Consulting Group (2) 3,160 305
ICF International  2,305 347
Innodata (1)(2) 8,400 55
Insperity  4,900 537
KBR  17,976 1,144
Kforce  3,228 228
Korn Ferry  7,441 489
Legalzoom.com (2) 14,700 196
ManpowerGroup  7,142 555
Mastech Digital (2) 14,882 134
Maximus  7,138 599
Parsons (2) 2,909 241
Paycor HCM (2) 6,700 130
Paylocity Holding (2) 7,251 1,246
Science Applications International  7,755 1,011
SS&C Technologies Holdings  35,609 2,292
TaskUS, Class A (2) 5,600 65
TransUnion  30,798 2,458
TriNet Group  4,200 556
TrueBlue (2) 10,600 133
TTEC Holdings  4,990 52
Upwork (2) 24,625 302
Verra Mobility (2) 34,582 864
Willdan Group (2) 8,700 252
25,380
Trading Companies & Distributors 2.1%
Air Lease  14,425 742
Applied Industrial Technologies  5,644 1,115
Beacon Roofing Supply (2) 6,100 598
BlueLinx Holdings (2) 2,100 274

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boise Cascade  4,800 736
Core & Main, Class A (2) 20,309 1,163
Distribution Solutions Group (2) 6,408 227
DNOW (2) 27,700 421
Ferguson  29,673 6,482
FTAI Aviation  12,221 822
GATX  5,450 730
GMS (2) 6,185 602
H&E Equipment Services  4,526 291
Herc Holdings  3,855 649
McGrath RentCorp  4,300 531
MRC Global (2) 20,600 259
MSC Industrial Direct, Class A  4,948 480
Rush Enterprises, Class A  7,516 402
SiteOne Landscape Supply (2) 7,626 1,331
Titan Machinery (2) 6,900 171
Watsco  4,551 1,966
WESCO International  5,858 1,003
Willis Lease Finance (2) 3,600 179
Xometry, Class A (1)(2) 8,300 140
21,314
Total Industrials & Business Services 177,080
INFORMATION TECHNOLOGY 18.3%
Communications Equipment 0.4%
Calix (2) 9,200 305
Ciena (2) 24,539 1,213
Clearfield (1)(2) 3,765 116
CommScope Holding (2) 39,600 52
Comtech Telecommunications (2) 9,943 34
Digi International (2) 7,597 243
Extreme Networks (2) 15,246 176
Harmonic (2) 16,900 227
Infinera (1)(2) 37,300 225
KVH Industries (2) 37,763 193
Lumentum Holdings (2) 9,652 457
NETGEAR (2) 12,350 195
NetScout Systems (2) 10,900 238
Ribbon Communications (2) 28,496 91
Ubiquiti  752 87
Viasat (2) 13,200 239
Viavi Solutions (2) 35,800 325
4,416
Electronic Equipment, Instruments & Components 1.8%
Advanced Energy Industries  5,750 586

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arlo Technologies (2) 21,152 268
Arrow Electronics (2) 6,456 836
Avnet  11,150 553
Badger Meter  4,400 712
Belden  8,226 762
Benchmark Electronics  6,799 204
Cognex  26,993 1,145
Coherent (2) 16,747 1,015
Crane NXT  6,841 423
CTS  7,158 335
ePlus (2) 3,279 258
Fabrinet (2) 5,700 1,077
FARO Technologies (2) 5,900 127
Insight Enterprises (2) 3,663 680
IPG Photonics (2) 4,400 399
Itron (2) 6,200 574
Kimball Electronics (2) 10,770 233
Knowles (2) 20,700 333
Lightwave Logic (1)(2) 21,200 99
Littelfuse  4,139 1,003
Luna Innovations (2) 17,915 57
Methode Electronics  7,250 88
MicroVision (1)(2) 42,600 78
Mirion Technologies (2) 22,000 250
Novanta (2) 5,451 953
OSI Systems (2) 1,938 277
PC Connection  4,800 317
Plexus (2) 4,260 404
Rogers (2) 2,650 315
Sanmina (2) 9,900 616
ScanSource (2) 8,500 374
TD SYNNEX  5,707 645
Vishay Intertechnology  10,620 241
Vishay Precision Group (2) 7,422 262
Vontier  23,400 1,061
17,560
IT Services 2.5%
BigCommerce Holdings, Series 1 (2) 11,685 81
Cloudflare, Class A (2) 42,015 4,068
DigitalOcean Holdings (1)(2) 6,954 265
DXC Technology (2) 26,961 572
Fastly, Class A (2) 15,400 200
GoDaddy, Class A (2) 23,022 2,732
Grid Dynamics Holdings (2) 9,400 116
Hackett Group  9,473 230

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kyndryl Holdings (2) 30,300 659
MongoDB (2) 10,393 3,727
Okta (2) 21,574 2,257
Perficient (2) 5,700 321
Snowflake, Class A (2) 47,160 7,621
Squarespace, Class A (2) 5,700 208
Twilio, Class A (2) 24,000 1,468
Unisys (2) 9,852 48
24,573
Semiconductors & Semiconductor Equipment 2.9%
ACM Research, Class A (2) 6,642 194
Aehr Test Systems (1)(2) 3,400 42
Allegro MicroSystems (2) 7,929 214
Alpha & Omega Semiconductor (2) 5,600 123
Ambarella (2) 3,700 188
Amkor Technology  12,520 404
Atomera (1)(2) 10,100 62
Axcelis Technologies (2) 4,718 526
Cirrus Logic (2) 8,740 809
Cohu (2) 10,300 343
Credo Technology Group Holding (2) 14,400 305
Diodes (2) 7,298 514
Entegris  23,409 3,290
FormFactor (2) 13,200 602
Impinj (1)(2) 3,600 462
Kopin (1)(2) 69,500 125
Kulicke & Soffa Industries  9,600 483
Lattice Semiconductor (2) 22,250 1,741
MACOM Technology Solutions Holdings (2) 8,900 851
Marvell Technology  123,326 8,741
MaxLinear (2) 11,870 222
MKS Instruments  11,622 1,546
NVE  3,600 325
Onto Innovation (2) 7,300 1,322
Photronics (2) 7,450 211
Pixelworks (2) 62,300 161
Power Integrations  8,122 581
Rambus (2) 16,255 1,005
Semtech (2) 16,500 454
Silicon Laboratories (2) 3,535 508
SiTime (2) 2,303 215
SolarEdge Technologies (2) 7,954 565
Synaptics (2) 6,082 593
Ultra Clean Holdings (2) 2,195 101
Universal Display  5,339 899

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veeco Instruments (2) 2,091 73
Wolfspeed (2) 13,391 395
29,195
Software 9.9%
8x8 (2) 43,100 116
A10 Networks  24,572 336
ACI Worldwide (2) 13,554 450
Adeia  22,764 249
Agilysys (2) 4,295 362
Alarm.com Holdings (2) 9,850 714
Altair Engineering, Class A (2) 4,608 397
Appfolio, Class A (2) 3,279 809
Appian, Class A (2) 7,600 304
AppLovin, Class A (2) 18,712 1,295
Asana, Class A (1)(2) 9,198 142
Aspen Technology (2) 4,210 898
Atlassian, Class A (2) 23,047 4,497
Aurora Innovation (1)(2) 142,797 403
Bentley Systems, Class B  30,040 1,569
BILL Holdings (2) 16,183 1,112
Blackbaud (2) 7,000 519
BlackLine (2) 6,082 393
Box, Class A (2) 18,700 530
Braze, Class A (2) 10,626 471
C3.ai, Class A (1)(2) 12,300 333
CCC Intelligent Solutions Holdings (2) 42,494 508
Cerence (2) 9,888 156
Cleanspark (2) 27,100 575
Clearwater Analytics Holdings, Class A (2) 21,318 377
CommVault Systems (2) 5,300 538
Confluent, Class A (2) 36,798 1,123
Consensus Cloud Solutions (2) 7,067 112
Crowdstrike Holdings, Class A (2) 32,291 10,352
Datadog, Class A (2) 45,648 5,642
Digimarc (1)(2) 4,000 109
DocuSign (2) 30,827 1,836
Dolby Laboratories, Class A  9,140 766
Domo, Class B (2) 7,700 69
DoubleVerify Holdings (2) 16,004 563
Dropbox, Class A (2) 29,878 726
Dynatrace (2) 37,885 1,759
Elastic (2) 11,000 1,103
Envestnet (2) 6,400 371
Five9 (2) 9,410 584
Freshworks, Class A (2) 22,858 416

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gitlab, Class A (2) 11,700 682
Guidewire Software (2) 10,278 1,199
HashiCorp, Class A (2) 20,253 546
HubSpot (2) 7,600 4,762
Informatica, Class A (2) 13,437 470
Intapp (2) 4,800 165
Intellicheck (1)(2) 19,500 68
InterDigital (1) 3,460 368
Jamf Holding (2) 10,900 200
LivePerson (1)(2) 79,453 79
LiveRamp Holdings (2) 2,190 76
Manhattan Associates (2) 8,240 2,062
Marathon Digital Holdings (2) 20,876 471
Matterport (2) 118,600 268
MicroStrategy, Class A (1)(2) 2,133 3,636
Mitek Systems (2) 18,497 261
Model N (2) 7,100 202
N-able (2) 20,350 266
nCino (2) 9,300 348
NCR Voyix (2) 15,367 194
Nutanix, Class A (2) 40,021 2,470
Olo, Class A (2) 18,700 103
ON24  27,500 196
OneSpan (2) 11,000 128
PagerDuty (2) 21,124 479
Palantir Technologies, Class A (2) 267,735 6,161
Pegasystems  5,500 355
PowerSchool Holdings, Class A (1)(2) 6,600 140
Procore Technologies (2) 13,630 1,120
Progress Software  8,700 464
PROS Holdings (2) 9,200 334
Q2 Holdings (2) 10,900 573
Qualys (2) 4,500 751
Rapid7 (2) 8,404 412
RingCentral, Class A (2) 10,600 368
Riot Platforms (2) 30,300 371
Samsara, Class A (2) 33,079 1,250
SentinelOne, Class A (2) 31,608 737
Smartsheet, Class A (2) 19,436 748
SolarWinds (2) 18,150 229
Sprinklr, Class A (2) 11,000 135
Sprout Social, Class A (1)(2) 7,300 436
SPS Commerce (2) 4,294 794
Telos (2) 27,006 112
Tenable Holdings (2) 15,964 789
Teradata (2) 11,751 454

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UiPath, Class A (2) 55,411 1,256
Unity Software (1)(2) 31,640 845
Upland Software (2) 20,100 62
Varonis Systems (2) 13,300 627
Verint Systems (2) 13,400 444
Veritone (1)(2) 28,200 148
Vertex, Class A (2) 9,630 306
Workday, Class A (2) 30,844 8,413
Workiva (2) 5,410 459
Xperi (2) 16,485 199
Yext (2) 20,000 121
Zeta Global Holdings, Class A (2) 22,300 244
Zoom Video Communications, Class A (2) 35,311 2,308
Zscaler (2) 13,204 2,543
Zuora, Class A (2) 29,600 270
98,261
Technology Hardware, Storage & Peripherals 0.8%
Dell Technologies, Class C  39,901 4,553
Eastman Kodak (2) 19,000 94
Immersion  20,635 155
Intevac (2) 30,000 115
IonQ (1)(2) 23,100 231
Pure Storage, Class A (2) 44,571 2,317
Turtle Beach (2) 10,100 174
Xerox Holdings  13,400 240
7,879
Total Information Technology 181,884
MATERIALS 4.4%
Chemicals 1.6%
American Vanguard  21,166 274
Arcadium Lithium (1)(2) 116,025 500
Ashland  6,100 594
Avient  14,230 618
Axalta Coating Systems (2) 28,767 989
Balchem  5,300 821
Cabot  8,550 788
Chemours  22,400 588
Ecovyst (2) 26,100 291
Element Solutions  31,558 788
Ginkgo Bioworks Holdings (1)(2) 205,600 239
HB Fuller  9,581 764
Huntsman  28,100 732
Ingevity (2) 7,700 367
Innospec  4,700 606

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Koppers Holdings  7,200 397
Minerals Technologies  3,010 227
NewMarket  680 432
Olin  17,130 1,007
PureCycle Technologies (1)(2) 23,200 144
Quaker Chemical  2,500 513
RPM International  20,027 2,382
Scotts Miracle-Gro  9,076 677
Sensient Technologies  3,980 276
Stepan  3,100 279
Tronox Holdings  17,600 305
Westlake  4,442 679
16,277
Construction Materials 0.3%
Eagle Materials  3,961 1,077
Knife River (2) 6,697 543
Summit Materials, Class A (2) 23,247 1,036
2,656
Containers & Packaging 0.8%
AptarGroup  8,870 1,276
Berry Global Group  15,400 931
Crown Holdings  17,820 1,412
Graphic Packaging Holding  39,730 1,159
Greif, Class A  5,200 359
Myers Industries  11,416 265
O-I Glass (2) 27,600 458
Sealed Air  15,632 582
Silgan Holdings  8,240 400
Sonoco Products  10,947 633
TriMas  12,000 321
7,796
Metals & Mining 1.5%
Alcoa  29,106 983
Alpha Metallurgical Resources  1,676 555
Ampco-Pittsburgh (2) 21,600 47
Arch Resources  2,400 386
ATI (2) 18,382 941
Carpenter Technology  7,900 564
Century Aluminum (2) 7,258 112
Cleveland-Cliffs (2) 72,980 1,660
Coeur Mining (2) 73,000 275
Commercial Metals  14,100 829
Compass Minerals International  4,600 72
Gold Resource (2) 84,700 37

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haynes International  2,988 180
Hecla Mining  85,000 409
Kaiser Aluminum  1,236 110
Materion  2,600 343
Metallus (2) 10,000 222
MP Materials (1)(2) 19,600 280
Olympic Steel  2,610 185
Piedmont Lithium (2) 4,300 57
Radius Recycling  4,448 94
Reliance  9,124 3,049
Royal Gold  10,379 1,264
Ryerson Holding  5,500 184
United States Steel  29,700 1,211
Warrior Met Coal  8,691 528
Worthington Steel  4,479 161
14,738
Paper & Forest Products 0.2%
Clearwater Paper (2) 7,288 319
Louisiana-Pacific  11,517 966
Sylvamo  4,400 272
1,557
Total Materials 43,024
REAL ESTATE 5.3%
Diversified Real Estate Investment Trusts 0.3%
Broadstone Net Lease, REIT  26,596 417
Empire State Realty Trust, Class A, REIT  40,800 413
Essential Properties Realty Trust, REIT  19,300 515
Gladstone Commercial, REIT  12,182 169
Global Net Lease, REIT  29,521 229
WP Carey, REIT  30,015 1,694
3,437
Health Care Real Estate Investment Trusts 0.4%
CareTrust REIT, REIT  15,976 389
Community Healthcare Trust, REIT  9,000 239
Diversified Healthcare Trust, REIT  31,089 77
Healthcare Realty Trust, REIT  61,984 877
LTC Properties, REIT  2,950 96
Medical Properties Trust, REIT (1) 89,722 422
National Health Investors, REIT  5,820 366
Omega Healthcare Investors, REIT  30,406 963
Sabra Health Care REIT, REIT  20,669 305
Universal Health Realty Income Trust, REIT  6,850 251
3,985

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts 0.4%
Apple Hospitality REIT, REIT  39,240 643
DiamondRock Hospitality, REIT  30,600 294
Park Hotels & Resorts, REIT  18,800 329
Pebblebrook Hotel Trust, REIT (1) 29,353 452
RLJ Lodging Trust, REIT  32,700 386
Ryman Hospitality Properties, REIT  6,715 776
Service Properties Trust, REIT  19,400 132
Summit Hotel Properties, REIT  30,400 198
Sunstone Hotel Investors, REIT  16,394 183
Xenia Hotels & Resorts, REIT  25,900 389
3,782
Industrial Real Estate Investment Trusts 0.8%
Americold Realty Trust, REIT  32,723 816
EastGroup Properties, REIT  7,937 1,427
First Industrial Realty Trust, REIT  15,743 827
Innovative Industrial Properties, REIT  5,000 518
LXP Industrial Trust, REIT  37,929 342
Rexford Industrial Realty, REIT  34,744 1,748
STAG Industrial, REIT  26,000 999
Terreno Realty, REIT  16,467 1,093
7,770
Office Real Estate Investment Trusts 0.5%
Brandywine Realty Trust, REIT  34,143 164
COPT Defense Properties, REIT  18,489 447
Cousins Properties, REIT  13,531 325
Douglas Emmett, REIT  24,962 346
Easterly Government Properties, REIT  14,986 172
Equity Commonwealth, REIT (2) 8,676 164
Franklin Street Properties, REIT  72,826 165
Highwoods Properties, REIT  6,094 160
JBG SMITH Properties, REIT  16,315 262
Kilroy Realty, REIT  19,100 696
NET Lease Office Properties, REIT  4,521 108
Office Properties Income Trust, REIT (1) 19,941 41
Paramount Group, REIT  33,300 156
Piedmont Office Realty Trust, Class A, REIT  20,700 145
Postal Realty Trust, Class A, REIT  19,154 274
SL Green Realty, REIT  10,988 606
Vornado Realty Trust, REIT  30,055 865
5,096
Real Estate Management & Development 0.6%
Anywhere Real Estate (2) 21,100 130
Compass, Class A (2) 52,800 190

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cushman & Wakefield (2) 21,900 229
DigitalBridge Group  22,800 439
Douglas Elliman  54,538 86
eXp World Holdings (1) 13,900 144
FRP Holdings (2) 4,065 250
Howard Hughes Holdings (2) 2,800 203
Jones Lang LaSalle (2) 6,014 1,173
Kennedy-Wilson Holdings  23,700 203
Newmark Group, Class A  25,804 286
Opendoor Technologies (2) 76,732 233
Rafael Holdings, Class B (2) 29,321 50
Redfin (2) 19,500 130
Seritage Growth Properties, Class A (1)(2) 10,245 99
St. Joe  4,458 258
Tejon Ranch (2) 14,850 229
Zillow Group, Class A (2) 5,741 275
Zillow Group, Class C (2) 20,552 1,003
5,610
Residential Real Estate Investment Trusts 0.8%
American Homes 4 Rent, Class A, REIT  48,905 1,799
Apartment Income REIT, REIT  15,809 513
Apartment Investment & Management, Class A, REIT (2) 41,458 340
Bluerock Homes Trust  6,174 105
Centerspace, REIT  3,200 183
Equity LifeStyle Properties, REIT  29,002 1,868
Independence Realty Trust, REIT  20,540 331
Sun Communities, REIT  19,066 2,451
UMH Properties, REIT  15,372 250
Veris Residential, REIT  11,270 171
8,011
Retail Real Estate Investment Trusts 0.7%
Acadia Realty Trust, REIT  25,481 433
Agree Realty, REIT  11,651 666
Alexander's, REIT  1,048 228
Brixmor Property Group, REIT  44,200 1,036
Getty Realty, REIT  11,643 318
InvenTrust Properties, REIT  2,744 71
Kite Realty Group Trust, REIT  26,421 573
Macerich, REIT  28,457 490
NNN REIT, REIT  24,030 1,027
Phillips Edison, REIT  12,370 444
Retail Opportunity Investments, REIT  4,973 64
Saul Centers, REIT  6,819 262
SITE Centers, REIT  33,900 497
Tanger, REIT  14,100 416

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Urban Edge Properties, REIT  26,700 461
6,986
Specialized Real Estate Investment Trusts 0.8%
CubeSmart, REIT  37,281 1,686
EPR Properties, REIT  6,466 274
Four Corners Property Trust, REIT  6,401 157
Gaming & Leisure Properties, REIT  39,247 1,808
Gladstone Land, REIT  13,309 177
Global Self Storage, REIT  33,399 149
Lamar Advertising, Class A, REIT  14,607 1,744
National Storage Affiliates Trust, REIT  10,800 423
Outfront Media, REIT  15,700 264
PotlatchDeltic, REIT  8,095 381
Rayonier, REIT  24,151 803
Safehold, REIT  8,208 169
Uniti Group, REIT  35,100 207
8,242
Total Real Estate 52,919
UTILITIES 1.9%
Electric Utilities 0.5%
ALLETE  7,182 428
Avangrid  7,700 281
Genie Energy, Class B  7,486 113
Hawaiian Electric Industries  17,031 192
IDACORP  7,938 737
MGE Energy  7,155 563
OGE Energy  27,600 947
Otter Tail  6,850 592
PNM Resources  10,019 377
Portland General Electric  10,300 433
Via Renewables  6,320 68
4,731
Gas Utilities 0.5%
Chesapeake Utilities  4,302 462
National Fuel Gas  14,292 768
New Jersey Resources  13,755 590
Northwest Natural Holding  10,183 379
ONE Gas  8,800 568
RGC Resources  8,179 165
Southwest Gas Holdings  8,100 617
Spire  4,310 264
UGI  26,990 662
4,475

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy, Class C  7,693 178
Montauk Renewables (2) 24,100 100
Ormat Technologies  7,618 504
Spruce Power Holding (2) 19,162 76
Sunnova Energy International (1)(2) 20,600 126
Vistra  44,528 3,102
4,086
Multi-Utilities 0.2%
Avista  10,890 381
Black Hills  8,140 445
Northwestern Energy Group  8,500 433
Unitil  5,719 299
1,558
Water Utilities 0.3%
American States Water  6,825 493
California Water Service Group  9,650 448
Essential Utilities  32,032 1,187
Middlesex Water  8,700 457
SJW Group  4,960 281
2,866
Total Utilities 17,716
Total Common Stocks (Cost $592,150) 990,373
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 5,979,371 5,979
5,979
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 5.229%, 5/9/24 (6) 400,000 398
398
Total Short-Term Investments (Cost $6,377) 6,377

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 3.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.3%
Money Market Funds 3.3%
T. Rowe Price Government Reserve Fund, 5.39% (4)(5) 32,480,966 32,481
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 32,481
Total Securities Lending Collateral (Cost $32,481) 32,481
Total Investments in Securities 103.2%
(Cost $631,008) $ 1,029,231
Other Assets Less Liabilities (3.2)% (31,669)
Net Assets 100.0% $ 997,562
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at March 31, 2024.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At March 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-Mini Index contracts 6/24 4,506 $ 85
Long, 5 S&P 400 E-Mini MidCap Index contracts 6/24 1,539 45
Net payments (receipts) of variation margin to date (109)
Variation margin receivable (payable) on open futures contracts $ 21

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 59 ++
Totals $ — # $ — $ 59 +
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 57,881 ¤ ¤ $ 38,460
Total $ 38,460 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $59 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38,460.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Extended Equity Market Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Extended Equity Market Index Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 990,351 $ 16 $ 6 $ 990,373
Short-Term Investments 5,979 398 — 6,377
Securities Lending Collateral 32,481 — — 32,481
Total Securities 1,028,811 414 6 1,029,231
Futures Contracts* 130 — — 130
Total $ 1,028,941 $ 414 $ 6 $ 1,029,361
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F124-054Q1 03/24